CAPITAL STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
CAPITAL STOCK

NOTE J - CAPITAL STOCK

Preferred Stock

On July 18, 2010, the Board of Directors unanimously approved the designation of a series of preferred stock to be known as “Series A Convertible Preferred Stock” (hereinafter “Series A”) with a stated par value of $0.0001 per share. The designations, powers, preferences and rights, and the qualifications, limitations or restrictions hereof, in respect of the Series A shall be as hereinafter described. The holders of Series A, shall not be entitled to receive dividends, nor shall dividends be paid on common stock or any other Series of Preferred Stock while Series A shares are outstanding. The holders of Series A shall be entitled to vote on all matters submitted to a vote of the Shareholders of the Company. The holders of the Series A shall be entitled to one thousand (1,000) votes per one share of Series A held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series A Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the rate of 1000 shares of common stock for each share of Series A. In the event of any liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, after setting apart or paying in full the preferential amounts due the Holders of senior capital stock, if any, the Holders of Series A and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.125 per share.

On June 26, 2017, the Company entered into a conversion agreement with Saint James Capital Management LLC and agreed to convert 2,000,000 shares of the Company’s Series A Preferred Stock held by Saint James into a warrant to purchase 5,000,000 shares of the Company’s common stock at an exercise price of $0.30 per share and a term of three years. On August 23, 2017, the Company’s Board of Directors approved a reduction of the warrant exercise price from $0.30 to $0.20 per share. On June 20, 2020, the warrant expired.

At June 30, 2022 and December 31, 2021, there were 0 and 0 shares of Series A issued and outstanding, respectively.

On January 22, 2020, the Board of Directors unanimously approved the designation of a series of preferred stock to be known as “Series B Convertible Preferred Stock” (hereinafter “Series B”) with a par value of $0.0001 per share and authorization of 100,000 shares. The designations, powers, preferences and rights, and the qualifications, limitations or restrictions hereof, in respect of the Series B shall be as hereinafter described.

The holders of the Series B, shall not be entitled to receive dividends, nor shall dividends be paid on common stock or any other Series of Preferred Stock while Series B shares are outstanding. The holders of Series B shall be entitled to vote on all matters submitted to a vote of the Shareholders of the Company. The holders of the Series B shall be entitled to twenty thousand (20,000) votes per one share of Series B held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series B Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the following conversion feature: the Conversion Price for each share of Series B Preferred Stock in effect on any Conversion Date shall be (i) eighty five percent (85%) of the average closing bid price of the Common Stock over the twenty (20) trading days immediately preceding the date of conversion, (ii) but no less than Par Value of the Common Stock. For purposes of determining the closing bid price on any day, reference shall be to the closing bid price for a share of Common Stock on such date on the NASD OTC Bulletin Board, as reported on Bloomberg, L.P. Any conversion shall be for a minimum Stated Value of $500.00 of Series B shares.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three and six months ended June 30, 2022 and 2021

(Unaudited)

NOTE J - CAPITAL STOCK (continued)

If the Corporation shall commence a voluntary case under the U.S. Federal bankruptcy laws or any other applicable bankruptcy, insolvency or similar law, or consent to the entry of an order for relief in an involuntary case under any law or to the appointment of a receiver, liquidator, assignee, custodian, trustee, sequestrator (or other similar official) of the Corporation or of any substantial part of its property, or make an assignment for the benefit of its creditors, or admit in writing its inability to pay its debts generally as they become due, or if a decree or order for relief in respect of the Corporation shall be entered by a court having jurisdiction in the premises in an involuntary case under the U.S. Federal bankruptcy laws or any other applicable bankruptcy, insolvency or similar law resulting in the appointment of a receiver, liquidator, assignee, custodian, trustee, sequestrator (or other similar official) of the Corporation or of any substantial part of its property, or ordering the winding up or liquidation of its affairs, and any such decree or order shall be unstayed and in effect for a period of sixty (60) consecutive days and, on account of any such event, the Corporation shall liquidate, dissolve or wind up, or if the Corporation shall otherwise liquidate, dissolve or wind up, including, but not limited to, the sale or transfer of all or substantially all of the Corporation’s assets in one transaction or in a series of related transactions (a “Liquidation Event”), no distribution shall be made to the holders of any shares of capital stock of the Corporation (other than Senior Securities and Pari Passu Securities) upon liquidation, dissolution or winding up unless prior thereto the Holders of shares of Series B Preferred Stock shall have received the Liquidation Preference (equal to the stated value or $1.00 per share) with respect to each share. If, upon the occurrence of a Liquidation Event, the assets and funds available for distribution among the Holders of the Series B Preferred Stock and Holders of Pari Passu Securities shall be insufficient to permit the payment to such holders of the preferential amounts payable thereon, then the entire assets and funds of the Corporation legally available for distribution to the Series B Preferred Stock and the Pari Passu Securities shall be distributed ratably among such shares in proportion to the ratio that the Liquidation Preference payable on each such share bears to the aggregate Liquidation Preference payable on all such shares.

On January 22, 2020, the Company issued 25,000 shares of Series B Preferred Stock to Bill Edmonds in satisfaction of $25,000 of the Company’s deferred compensation liability to Mr. Edmonds.

On June 3, 2020, the Company issued 6,000 shares of its Series B Convertible Preferred Stock to Bill Edmonds in satisfaction of $6,000 loans payable to Mr. Edmonds.

At June 30, 2022 and December 31, 2021, there were 31,000 and 31,000 shares of Series B Preferred Stock issued and outstanding, respectively.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three and six months ended June 30, 2022 and 2021

(Unaudited)

NOTE J - CAPITAL STOCK (continued)

Common Stock

Holders of the Company’s common stock are entitled to one vote for each share on all matters submitted to a stockholder vote. Holders of common stock do not have cumulative voting rights. A vote by the holders of a majority of the Company’s outstanding voting shares is required to effectuate certain fundamental corporate changes such as liquidation, merger or an amendment to the Company’s articles of incorporation.

Holders of the Company’s common stock are entitled to share in all dividends that the board of directors, in its discretion, declares from legally available funds. In the event of a liquidation, dissolution or winding up, each outstanding share entitles its holder to participate pro rata in all assets that remain after payment of liabilities and after providing for each class of stock, if any, having preference over the common stock. The Company’s common stock has no pre-emptive rights, no conversion rights and there are no redemption provisions applicable to the Company’s common stock.

On July 11, 2021, the Company’s Board unanimously approved an Amendment to our Articles of Incorporation (the “Authorized Share Amendment”) to increase the number of authorized shares of Common Stock of the Company from 250,000,000 to 500,000,000 and to increase the number of authorized shares of Preferred Stock of the Company from 2,000,000 to 5,000,000 with the Board maintaining the discretion of whether or not to implement the increase in authorized shares of Common and Preferred Stock. On July 11, 2021, the Majority Stockholders delivered an executed written consent in lieu of a special meeting (the “Stockholder Consent”) authorizing and approving the Authorized Share Amendment and the increase in authorized shares of Common and Preferred Stock.

On February 10, 2022, the Company’s Board unanimously approved an Amendment to our Articles of Incorporation (the “Authorized Share Amendment”) to increase the number of authorized shares of Common Stock of the Company from 500,000,000 to 1,000,000,000 with the Board maintaining the discretion of whether or not to implement the increase in authorized shares of Common and Preferred Stock. On February 10, 2022, the Majority Stockholders delivered an executed written consent in lieu of a special meeting (the “Stockholder Consent”) authorizing and approving the Authorized Share Amendment and the increase in authorized shares of Common and Preferred Stock.

2021 Stock Option Incentive Plan

On October 5, 2021, the Company filed a Registration Statement on Form S-8 registering 40,000,000 shares of common stock to be issued under the Company’s 2021 Stock Option Incentive Plan (the “2021 Plan”)(15,660,000 shares remaining as of June 30, 2022). To date, no warrants or options have been issued under shareholder approved plans.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three and six months ended June 30, 2022 and 2021

(Unaudited)

NOTE J - CAPITAL STOCK (continued)

Common Stock and Preferred Stock Issuances

For the six months ended June 30, 2022 and fiscal year ended December 31, 2021, the Company issued and/or sold the following securities:

Common Stock

For the six months ended June 30, 2022

On January 3, 2022, the Company issued a noteholder 5,673,765 shares of common stock in satisfaction of $20,000 principal and $12,667 interest. The $24,071 excess of the $56,738 fair value of the 5,673,765 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 6, 2022, the Company issued a noteholder 9,070,295 shares of common stock in satisfaction of $50,794 principal. The $19,048 excess of the $69,841 fair value of the 9,070,295 shares over the $50,794 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 10, 2022, the Company issued a noteholder 5,714,286 shares of common stock in satisfaction of $30,000 principal. The $14,571 excess of the $44,571 fair value of the 5,714,286 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 11, 2022, the Company issued a noteholder 5,714,286 shares of common stock in satisfaction of $30,000 principal. The $14,571 excess of the $44,571 fair value of the 5,714,286 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 19, 2022, the Company issued 11,000,000 shares of common stock under the Company’s 2021 Stock Option Incentive Plan to Bill Edmonds for services rendered on behalf of the Company.

On January 19, 2022, the Company issued 5,000,000 shares of common stock under the Company’s 2021 Stock Option Incentive Plan to David Bradford for services rendered on behalf of the Company.

On January 19, 2022, the Company issued 5,000,000 shares of common stock under the Company’s 2021 Stock Option Incentive Plan to Lloyd Spencer for services rendered on behalf of the Company.

On January 19, 2022, the Company issued 1,000,000 shares of common stock under the Company’s 2021 Stock Option Incentive Plan to an employee as per the terms of his employment agreement.

On January 20, 2022, the Company issued 2,040,000 shares of common stock under the Company’s 2021 Stock Option Incentive Plan to Lloyd Spencer as per the terms of his employment agreement.

On January 20, 2022, the Company issued 2,220,000 shares of common stock as compensation to a Consultant.

On January 20, 2022, the Company issued a noteholder 8,000,000 shares of common stock in satisfaction of $25,571 principal and $12,000 interest. The $15,229 excess of the $52,800 fair value of the 8,000,000 shares over the $25,571 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 31, 2022, the Company issued a noteholder 6,265,664 shares of common stock in satisfaction of $25,000 principal. The $9,461 excess of the $34,461 fair value of the 6,265,664 shares over the $25,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three and six months ended June 30, 2022 and 2021

(Unaudited)

NOTE J - CAPITAL STOCK (continued)

On February 1, 2022, the Company issued a noteholder 7,722,008 shares of common stock in satisfaction of $30,000 principal. The $14,788 excess of the $44,788 fair value of the 7,722,008 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On February 2, 2022, the Company issued a noteholder 8,163,265 shares of common stock in satisfaction of $30,000 principal. The $10,816 excess of the $40,816 fair value of the 8,163,265 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On February 2, 2022, the Company issued a noteholder 6,802,721 shares of common stock in satisfaction of $25,000 principal. The $9,014 excess of the $34,014 fair value of the 6,802,721 shares over the $25,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On February 4, 2022, the Company issued a noteholder 8,805,011 shares of common stock in satisfaction of $74,429 principal. The $30,404 difference of the $44,025 fair value of the 8,805,011 shares over the $74,429 liability reduction was charged to gain on conversion of debt in the three months ended March 31, 2022.

On February 10, 2022, the Company issued a noteholder 6,606,111 shares of common stock in satisfaction of $20,000 principal. The $8,406 excess of the $28,406 fair value of the 6,606,111 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On February 23, 2022, the Company issued a noteholder 10,084,034 shares of common stock in satisfaction of $30,000 principal. The $17,395 excess of the $47,395 fair value of the 10,084,034 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On March 18, 2022, the Company issued a noteholder 12,605,042 shares of common stock in satisfaction of $30,000 principal. The $16,639 excess of the $46,639 fair value of the 12,605,042 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On March 21, 2022, the Company issued a noteholder 8,403,361 shares of common stock in satisfaction of $20,000 principal. The $11,933 excess of the $31,933 fair value of the 8,403,361 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On March 24, 2022, the Company issued a noteholder 14,285,714 shares of common stock in satisfaction of $34,000 principal. The $14,571 excess of the $48,571 fair value of the 14,285,714 shares over the $34,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On March 24, 2022, the Company issued a noteholder 9,142,857 shares of common stock in satisfaction of $20,000 principal. The $11,086 excess of the $31,086 fair value of the 9,142,857 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On April 18, 2022, the Company issued a noteholder 9,291,521 shares of common stock in satisfaction of $20,000 principal. The $19,024 excess of the $39,024 fair value of the 9,291,521 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2022.

On April 19, 2022, the Company issued a noteholder 15,419,501 shares of common stock in satisfaction of $34,000 principal. The $30,762 excess of the $64,762 fair value of the 15,419,501 shares over the $34,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2022.

On April 25, 2022, the Company issued a noteholder 9,070,295 shares of common stock in satisfaction of $20,000 principal. The $10,839 excess of the $30,839 fair value of the 9,070,295 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2022.

On April 27, 2022, the Company issued a consultant 4,337,350 shares of common stock for services rendered. The $13,446 fair value of the 4,337,350 shares was charged to professional and consulting fees in the three months ended June 30, 2022.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three and six months ended June 30, 2022 and 2021

(Unaudited)

NOTE J - CAPITAL STOCK (continued)

On April 28, 2022, the Company issued a noteholder 11,065,760 shares of common stock in satisfaction of $24,400 principal. The $9,904 excess of the $34,304 fair value of the 11,065,760 shares over the $24,400 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2022.

On April 29, 2022, the Company issued a noteholder 6,000,000 shares of common stock in satisfaction of $13,020 principal. The $6,180 excess of the $19,200 fair value of the 6,000,000 shares over the $13,020 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2022.

On May 19, 2022, the Company issued a noteholder 6,748,328 shares of common stock in satisfaction of $11,101 principal. The $6,445 excess of the $17,546 fair value of the 6,748,328 shares over the $11,101 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2022.

For the Year Ended December 31, 2021

On December 31, 2021, the Company issued a noteholder 6,802,721 shares of common stock in satisfaction of $39,167 principal. The $28,860 excess of the $68,027 fair value of the 6,802,721 shares over the $39,167 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On December 15, 2021, the Company issued a noteholder 5,714,286 shares of common stock in satisfaction of $35,677 principal and $5,323 interest. The $19,000 excess of the $60,000 fair value of the 5,714,286 shares over the $41,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On December 8, 2021, the Company issued a noteholder 4,264,392 shares of common stock in satisfaction of $31,343 interest. The $17,697 excess of the $49,041 fair value of the 4,264,392 shares over the $31,343 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On December 8, 2021, the Company issued a noteholder 2,448,980 shares of common stock in satisfaction of $18,000 interest. The $10,163 excess of the $28,163 fair value of the 2,448,980 shares over the $18,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On November 30, 2021, the Company issued a noteholder 2,082,128 shares of common stock in satisfaction of $18,000 interest. The $7,610 excess of the $25,610 fair value of the 2,082,128 shares over the $18,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On November 15, 2021, the Company issued a noteholder 3,000,000 shares of common stock in satisfaction of $30,000 interest. The $27,000 excess of the $57,000 fair value of the 3,000,000 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On November 15, 2021, the Company issued a noteholder 1,800,000 shares of common stock in satisfaction of $18,000 interest. The $16,200 excess of the $34,200 fair value of the 1,800,000 shares over the $18,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On October 19, 2021, the Company issued 2,000,000 shares of common stock as per the terms of the Securities Purchase Agreement with Jeremy Lyell.

On October 15, 2021, the Company issued a total of 300,000 shares of common stock to three employees (100,000 shares each) for services rendered.

On October 14, 2021, the Company issued 2,298,852 shares of common stock each to two Investors as per the terms of the Note Purchase Agreement entered into by the Company on the same date.

On October 6, 2021, the Company issued Bill Edmonds, the Company’s Chief Financial Officer, 2,000,000 shares of common stock in satisfaction for services rendered on behalf of the Company. The $48,000 fair value of the 2,000,000 shares at October 6, 2021 was charged to officers and directors compensation in the three months ended December 31, 2021.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three and six months ended June 30, 2022 and 2021

(Unaudited)

NOTE J - CAPITAL STOCK (continued)

On October 6, 2021, the Company issued David Bradford, the Company’s Chief Operating Officer, 6,000,000 shares of common stock in satisfaction for services rendered on behalf of the Company. The $144,000 fair value of the 6,000,000 shares at October 6, 2021 was charged to officers and directors compensation in the three months ended December 31, 2021.

On October 6, 2021, the Company issued Lloyd Spencer, the Company’s then Chief Executive Officer, 2,000,000 shares of common stock in satisfaction for services rendered on behalf of the Company. The $48,000 fair value of the 2,000,000 shares at October 6, 2021 was charged to officers and directors compensation in the three months ended December 31, 2021.

On October 5, 2021, the Company issued Lloyd Spencer, the Company’s then Chief Executive Officer, 4,000,000 shares of common stock under the Company’s 2021 Stock Option Incentive Plan. The $98,000 fair value of the 4,000,000 shares at October 5, 2021 was charged to officers and directors compensation in the three months ended December 31, 2021.

On September 21, 2021, the Company issued a warrant holder 4,512,497 shares of common stock as a cashless exercise of a warrant.

On July 9, 2021, the Company issued 7,823,177 shares of common stock in satisfaction of $41,000 principal and $3,062 interest. The $114,748 excess of the $158,810 fair value of the 7,823,177 shares over the $44,062 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2021.

On July 8, 2021, the Company issued 1,000,000 shares of common stock in satisfaction of the Commitment Shares to a noteholder as per the terms of the Securities Purchase Agreement.

On July 2, 2021, the Company issued 4,629,964 shares of common stock in satisfaction of $35,340 principal and $774 interest. The $72,690 excess of the $108,804 fair value of the 4,629,964 shares over the $36,114 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2021.

On July 2, 2021, the Company issued 4,344,595 shares of common stock in satisfaction of $33,888 principal. The $68,210 excess of the $102,098 fair value of the 4,344,595 shares over the $33,888 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2021.

On July 1, 2021, the Company issued 8,300,345 shares of common stock in satisfaction of $64,554 principal and $189 interest. The $98,774 excess of the $163,517 fair value of the 8,300,345 shares over the $64,743 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2021.

On June 24, 2021, the Company issued 14,700,000 shares of common stock in satisfaction of $114,660 principal. The $120,540 excess of the $235,200 fair value of the 14,700,000 shares over the $114,660 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2021.

On June 24, 2021, the Company issued 7,225,972 shares of common stock in satisfaction of $51,369 principal and $658 interest. The $63,589 excess of the $115,616 fair value of the 7,225,972 shares over the $52,027 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2021.

On May 12, 2021, the Company issued 6,000,000 shares of common stock in satisfaction of $60,000 principal. The $123,600 excess of the $183,600 fair value of the 6,000,000 shares over the $60,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2021.

On May 12, 2021, the Company issued 4,000,000 shares of common stock in satisfaction of $40,000 principal. The $83,600 excess of the $123,600 fair value of the 4,000,000 shares over the $40,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2021.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three and six months ended June 30, 2022 and 2021

(Unaudited)

NOTE J - CAPITAL STOCK (continued)

On May 12, 2021, the Company issued 2,500,000 shares of common stock in satisfaction of $25,000 principal. The $51,500 excess of the $76,500 fair value of the 2,500,000 shares over the $25,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2021.

On March 19, 2021, the Company issued 750,000 restricted shares of its common stock to a consultant for services rendered.

On February 17, 2021, the Company issued Lloyd Spencer (Company CEO) 1,616,379 restricted shares of its common stock (850,000 shares vested from August 2020 to December 2020 pursuant to the Employment Agreement dated December 4, 2019 and 766,379 shares vested in 2020 pursuant to the Board of Directors Services Agreement dated January 9, 2020).

On February 17, 2021, the Company issued Bill Edmonds (Company CFO) 766,379 restricted shares of its common stock which vested in 2020 pursuant to the Board of Directors Services Agreement dated January 9, 2020.

On February 16, 2021, the Company issued 2,000,000 shares of its common stock to the Seller of the AmWaste assets as per the terms of the Asset Purchase Agreement.

The number of common shares authorized with a par value of $0.0001 per share at June 30, 2022 and December 31, 2021 is 1,000,000,000 and 500,000,000, respectively. At June 30, 2022 and December 31, 2021, there are 468,266,754 and 247,015,579 shares of common stock issued and outstanding, respectively.

Preferred Stock

For the six months ended June 30, 2022

None.

For the year ended December 31, 2021

None.

The number of preferred shares authorized with a par value of $0.0001 per share at June 30, 2022 and December 31, 2021 is 5,000,000 and 5,000,000, respectively. At June 30, 2022 and December 31, 2021, there are 31,000 and 31,000 shares of preferred stock issued and outstanding, respectively.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three and six months ended June 30, 2022 and 2021

(Unaudited)

NOTE J - CAPITAL STOCK (continued)

Warrants and options

A summary of warrants and options activity follows:

	Shares Equivalent
	Options	Warrants	Total
Balance, December 31, 2019	-	6,290,431	6,290,431
Warrants issued on March 12, 2020	-	262,500	262,500
Warrants expired on June 20, 2020	-	(5,000,000)	(5,000,000)
Cashless exercise of warrants on August 19, 2020		(262,500)	(262,500)
Warrants expired in October 2020 and November 2020	-	(1,210,431)	(1,210,431)
Balance, December 31, 2020	-	80,000	80,000
Warrants expired on February 19, 2021	-	(30,000)	(30,000)
Warrants expired on March 16, 2021	-	(50,000)	(50,000)
Warrant issued on July 2, 2021 (i)	-	5,000,000	5,000,000
Cashless exercise of warrant on September 21, 2021	-	(5,000,000)	(5,000,000)
Two warrants issued on October 14, 2021 (ii)	-	133,333,334	133,333,334
Balance, December 31, 2021 and June 30, 2022	-	133,333,334	133,333,334

(i)	On July 2, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with Labrys Fund, LP (“Labrys”). As part and parcel of the foregoing transaction, Labrys was issued a warrant granting the holder the right to purchase up to 5,000,000 shares of the Company’s common stock at an exercise price of $0.02 for a term of 5-years. On September 21, 2021, the Company issued Labrys 4,512,497 shares of common stock as a cashless exercise of the warrant.

(ii)	On October 14, 2021, the Company (the “Borrower”) entered into a Note Purchase Agreement (“NPA”) with each of BHP Capital NY Inc. and Quick Capital, LLC (together, the “Investors”). As part and parcel of the foregoing transaction, each of the Investors was issued 2,298,852 shares of common stock as Commitment shares and a warrant (the “Warrant”) granting the holder the right to purchase up to 66,666,667 shares of the Company’s common stock at an exercise price of $0.015 for a term of 5-years. The Company agreed to file an initial registration statement on Form S-1 covering the maximum number of registrable securities within 14 days of the execution of the NPA. The Registration Statement on Form S-1 was filed with the Securities and Exchange Commission on October 28, 2021 and declared effective on November 10, 2021. The transaction closed on October 19, 2021.

The following table summarizes information about warrants outstanding as of June 30, 2022:

Number Outstanding
At June 30, 2022	Exercise Price	Expiration Date

133,333,334	$0.015	October 14, 2026
133,333,334

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three and six months ended June 30, 2022 and 2021

(Unaudited)

NOTE J - CAPITAL STOCK

Preferred Stock

On July 18, 2010, the Board of Directors unanimously approved the designation of a series of preferred stock to be known as “Series A Convertible Preferred Stock” (hereinafter “Series A”) with a stated par value of $0.0001 per share. The designations, powers, preferences and rights, and the qualifications, limitations or restrictions hereof, in respect of the Series A shall be as hereinafter described. The holders of Series A, shall not be entitled to receive dividends, nor shall dividends be paid on common stock or any other Series of Preferred Stock while Series A shares are outstanding. The holders of Series A shall be entitled to vote on all matters submitted to a vote of the Shareholders of the Company. The holders of the Series A shall be entitled to one thousand (1,000) votes per one share of Series A held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series A Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the rate of 1000 shares of common stock for each share of Series A. In the event of any liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, after setting apart or paying in full the preferential amounts due the Holders of senior capital stock, if any, the Holders of Series A and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.125 per share.

On June 26, 2017, the Company entered into a conversion agreement with Saint James Capital Management LLC and agreed to convert 2,000,000 shares of the Company’s Series A Preferred Stock held by Saint James into a warrant to purchase 5,000,000 shares of the Company’s common stock at an exercise price of $0.30 per share and a term of three years. On August 23, 2017, the Company’s Board of Directors approved a reduction of the warrant exercise price from $0.30 to $0.20 per share.

At December 31, 2021 and December 31, 2020, there are 0 and 0 shares of Series A issued and outstanding, respectively.

On January 22, 2020, the Board of Directors unanimously approved the designation of a series of preferred stock to be known as “Series B Convertible Preferred Stock” (hereinafter “Series B”) with a par value of $0.0001 per share and authorization of 100,000 shares. The designations, powers, preferences and rights, and the qualifications, limitations or restrictions hereof, in respect of the Series B shall be as hereinafter described.

The holders of the Series B, shall not be entitled to receive dividends, nor shall dividends be paid on common stock or any other Series of Preferred Stock while Series B shares are outstanding. The holders of Series B shall be entitled to vote on all matters submitted to a vote of the Shareholders of the Company. The holders of the Series B shall be entitled to twenty thousand (20,000) votes per one share of Series B held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series B Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the following conversion feature: the Conversion Price for each share of Series B Preferred Stock in effect on any Conversion Date shall be (i) eighty five percent (85%) of the average closing bid price of the Common Stock over the twenty (20) trading days immediately preceding the date of conversion, (ii) but no less than Par Value of the Common Stock. For purposes of determining the closing bid price on any day, reference shall be to the closing bid price for a share of Common Stock on such date on the NASD OTC Bulletin Board, as reported on Bloomberg, L.P. Any conversion shall be for a minimum Stated Value of $500.00 of Series B shares.

If the Corporation shall commence a voluntary case under the U.S. Federal bankruptcy laws or any other applicable bankruptcy, insolvency or similar law, or consent to the entry of an order for relief in an involuntary case under any law or to the appointment of a receiver, liquidator, assignee, custodian, trustee, sequestrator (or other similar official) of the Corporation or of any substantial part of its property, or make an assignment for the benefit of its creditors, or admit in writing its inability to pay its debts generally as they become due, or if a decree or order for relief in respect of the Corporation shall be entered by a court having jurisdiction in the premises in an involuntary case under the U.S. Federal bankruptcy laws or any other applicable bankruptcy, insolvency or similar law resulting in the appointment of a receiver, liquidator, assignee, custodian, trustee, sequestrator (or other similar official) of the Corporation or of any substantial part of its property, or ordering the winding up or liquidation of its affairs, and any such decree or order shall be unstayed and in effect for a period of sixty (60) consecutive days and, on account of any such event, the Corporation shall liquidate, dissolve or wind up, or if the Corporation shall otherwise liquidate, dissolve or wind up, including, but not limited to, the sale or transfer of all or substantially all of the Corporation’s assets in one transaction or in a series of related transactions (a “Liquidation Event”), no distribution shall be made to the holders of any shares of capital stock of the Corporation (other than Senior Securities and Pari Passu Securities) upon liquidation, dissolution or winding up unless prior thereto the Holders of shares of Series B Preferred Stock shall have received the Liquidation Preference (as defined below) with respect to each share. If, upon the occurrence of a Liquidation Event, the assets and funds available for distribution among the Holders of the Series B Preferred Stock and Holders of Pari Passu Securities shall be insufficient to permit the payment to such holders of the preferential amounts payable thereon, then the entire assets and funds of the Corporation legally available for distribution to the Series B Preferred Stock and the Pari Passu Securities shall be distributed ratably among such shares in proportion to the ratio that the Liquidation Preference payable on each such share bears to the aggregate Liquidation Preference payable on all such shares.

On January 22, 2020, the Company issued 25,000 shares of Series B Convertible Preferred Stock to Bill Edmonds in satisfaction of $25,000 of the Company’s deferred compensation liability to Mr. Edmonds.

On June 3, 2020, the Company issued 6,000 shares of its Series B Convertible Preferred Stock to Bill Edmonds in satisfaction of $6,000 loans payable to Mr. Edmonds.

At December 31, 2021 and December 31, 2020, there are 31,000 and 31,000 Series B shares issued and outstanding, respectively.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020

NOTE J- CAPITAL STOCK (continued)

Common Stock

Holders of the Company’s common stock are entitled to one vote for each share on all matters submitted to a stockholder vote. Holders of common stock do not have cumulative voting rights. A vote by the holders of a majority of the Company’s outstanding voting shares is required to effectuate certain fundamental corporate changes such as liquidation, merger or an amendment to the Company’s articles of incorporation.

Holders of the Company’s common stock are entitled to share in all dividends that the board of directors, in its discretion, declares from legally available funds. In the event of a liquidation, dissolution or winding up, each outstanding share entitles its holder to participate pro rata in all assets that remain after payment of liabilities and after providing for each class of stock, if any, having preference over the common stock. The Company’s common stock has no pre-emptive rights, no conversion rights and there are no redemption provisions applicable to the Company’s common stock.

On July 11, 2021, the Company’s Board unanimously approved an Amendment to our Articles of Incorporation (the “Authorized Share Amendment”) to increase the number of authorized shares of Common Stock of the Company from 250,000,000 to 500,000,000 and to increase the number of authorized shares of Preferred Stock of the Company from 2,000,000 to 5,000,000 with the Board maintaining the discretion of whether or not to implement the increase in authorized shares of Common and Preferred Stock. On July 11, 2021, the Majority Stockholders delivered an executed written consent in lieu of a special meeting (the “Stockholder Consent”) authorizing and approving the Authorized Share Amendment and the increase in authorized shares of Common and Preferred Stock.

2021 Stock Option Incentive Plan

On October 5, 2021, the Company filed a Registration Statement on Form S-8 registering 40,000,000 shares of common stock to be issued under the Company’s 2021 Stock Option Incentive Plan (the “2021 Plan”)(15,660,000 shares remaining as of April 8, 2022). To date, no warrants or options have been issued under shareholder approved plans.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020

NOTE J - CAPITAL STOCK (continued)

Common Stock Issuances

For the fiscal years ended December 31, 2021 and 2020, the Company issued and/or sold the following securities:

2021

On December 31, 2021, the Company issued a noteholder 6,802,721 shares of common stock in satisfaction of $39,167 principal. The $28,860 excess of the $68,027 fair value of the 6,802,721 shares over the $39,167 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On December 15, 2021, the Company issued a noteholder 5,714,286 shares of common stock in satisfaction of $35,677 principal and $5,323 interest. The $19,000 excess of the $60,000 fair value of the 5,714,286 shares over the $41,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On December 8, 2021, the Company issued a noteholder 4,264,392 shares of common stock in satisfaction of $31,343 interest. The $17,697 excess of the $49,041 fair value of the 4,264,392 shares over the $31,343 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On December 8, 2021, the Company issued a noteholder 2,448,980 shares of common stock in satisfaction of $18,000 interest. The $10,163 excess of the $28,163 fair value of the 2,448,980 shares over the $18,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On November 30, 2021, the Company issued a noteholder 2,082,128 shares of common stock in satisfaction of $18,000 interest. The $7,610 excess of the $25,610 fair value of the 2,082,128 shares over the $18,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On November 15, 2021, the Company issued a noteholder 3,000,000 shares of common stock in satisfaction of $30,000 interest. The $27,000 excess of the $57,000 fair value of the 3,000,000 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On November 15, 2021, the Company issued a noteholder 1,800,000 shares of common stock in satisfaction of $18,000 interest. The $16,200 excess of the $34,200 fair value of the 1,800,000 shares over the $18,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On October 19, 2021, the Company issued 2,000,000 shares of common stock as per the terms of the Securities Purchase Agreement with Jeremy Lyell.

On October 15, 2021, the Company issued a total of 300,000 shares of common stock to three employees (100,000 shares each) for services rendered.

On October 14, 2021, the Company issued 2,298,852 shares of common stock each to two Investors as per the terms of the Note Purchase Agreement entered into by the Company on the same date.

On October 6, 2021, the Company issued Bill Edmonds, the Company’s Chief Financial Officer, 2,000,000 shares of common stock in satisfaction for services rendered on behalf of the Company. The $48,000 fair value of the 2,000,000 shares at October 6, 2021 was charged to officers and directors compensation in the three months ended December 31, 2021.

On October 6, 2021, the Company issued David Bradford, the Company’s Chief Operating Officer, 6,000,000 shares of common stock in satisfaction for services rendered on behalf of the Company. The $144,000 fair value of the 6,000,000 shares at October 6, 2021 was charged to officers and directors compensation in the three months ended December 31, 2021.

On October 6, 2021, the Company issued Lloyd Spencer, the Company’s then Chief Executive Officer, 2,000,000 shares of common stock in satisfaction for services rendered on behalf of the Company. The $48,000 fair value of the 2,000,000 shares at October 6, 2021 was charged to officers and directors compensation in the three months ended December 31, 2021.

On October 5, 2021, the Company issued Lloyd Spencer, the Company’s then Chief Executive Officer, 4,000,000 shares of common stock under the Company’s 2021 Stock Option Incentive Plan . The $98,000 fair value of the 4,000,000 shares at October 5, 2021 was charged to officers and directors compensation in the three months ended December 31, 2021.

On September 21, 2021, the Company issued a warrant holder 4,512,497 shares of common stock as a cashless exercise of a warrant.

On July 9, 2021, the Company issued 7,823,177 shares of common stock in satisfaction of $41,000 principal and $3,062 interest. The $114,748 excess of the $158,810 fair value of the 7,823,177 shares over the $44,062 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2021.

On July 8, 2021, the Company issued 1,000,000 shares of common stock in satisfaction of the Commitment Shares to a noteholder as per the terms of the Securities Purchase Agreement.

On July 2, 2021, the Company issued 4,629,964 shares of common stock in satisfaction of $35,340 principal and $774 interest. The $72,690 excess of the $108,804 fair value of the 4,629,964 shares over the $36,114 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2021.

On July 2, 2021, the Company issued 4,344,595 shares of common stock in satisfaction of $33,888 principal. The $68,210 excess of the $102,098 fair value of the 4,344,595 shares over the $33,888 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2021.

On July 1, 2021, the Company issued 8,300,345 shares of common stock in satisfaction of $64,554 principal and $189 interest. The $98,774 excess of the $163,517 fair value of the 8,300,345 shares over the $64,743 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2021.

On June 24, 2021, the Company issued 14,700,000 shares of common stock in satisfaction of $114,660 principal. The $120,540 excess of the $235,200 fair value of the 14,700,000 shares over the $114,660 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2021.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020

NOTE J - CAPITAL STOCK (continued)

On June 24, 2021, the Company issued 7,225,972 shares of common stock in satisfaction of $51,369 principal and $658 interest. The $63,589 excess of the $115,616 fair value of the 7,225,972 shares over the $52,027 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2021.

On May 12, 2021, the Company issued 6,000,000 shares of common stock in satisfaction of $60,000 principal. The $123,600 excess of the $183,600 fair value of the 6,000,000 shares over the $60,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2021.

On May 12, 2021, the Company issued 4,000,000 shares of common stock in satisfaction of $40,000 principal. The $83,600 excess of the $123,600 fair value of the 4,000,000 shares over the $40,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2021.

On May 12, 2021, the Company issued 2,500,000 shares of common stock in satisfaction of $25,000 principal. The $51,500 excess of the $76,500 fair value of the 2,500,000 shares over the $25,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2021.

On March 19, 2021, the Company issued 750,000 restricted shares of its common stock to a consultant for services rendered.

On February 17, 2021, the Company issued Lloyd Spencer (Company CEO) 1,616,379 restricted shares of its common stock (850,000 shares vested from August 2020 to December 2020 pursuant to the Employment Agreement dated December 4, 2019 and 766,379 shares vested in 2020 pursuant to the Board of Directors Services Agreement dated January 9, 2020).

On February 17, 2021, the Company issued Bill Edmonds (Company CFO) 766,379 restricted shares of its common stock which vested in 2020 pursuant to the Board of Directors Services Agreement dated January 9, 2020.

On February 16, 2021, the Company issued 2,000,000 shares of its common stock to the Seller of the AmWaste assets as per the terms of the Asset Purchase Agreement.

2020

On January 24, 2020, the Company issued Lloyd Spencer 840,000 shares of its common stock with an estimated fair value of $33,600 as per the terms of the Employment Agreement entered into between the Company and Mr. Spencer dated December 4, 2019.

On July 27, 2020, the Company issued a noteholder 2,000,000 shares of common stock in satisfaction of $20,000 principal. The $52,800 excess of the $72,800 fair value of the 2,000,000 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the year ended December 31, 2020.

On August 6, 2020, the Company issued a noteholder 892,592 shares of common stock in satisfaction of $7,000 principal, $726 interest and $1,200 in fees. The $17,852 excess of the $26,778 fair value of the 892,592 shares over the $8,926 liability reduction was charged to loss on conversion of debt in the year ended December 31, 2020.

On August 17, 2020, the Company issued a noteholder 4,000,000 shares of common stock in satisfaction of $40,000 principal. The $20,000 excess of the $60,000 fair value of the 4,000,000 shares over the $40,000 liability reduction was charged to loss on conversion of debt in the year ended December 31, 2020.

On August 18, 2020, the Company issued a noteholder 262,481 shares of common stock as a partial cashless exercise of a warrant.

On September 9, 2020, the Company issued Lloyd Spencer 1,020,000 shares of its common stock with an estimated fair value of $18,768 as per the terms of the Employment Agreement entered into between the Company and Mr. Spencer dated December 4, 2019.

On September 23, 2020, the Company issued a noteholder 4,000,000 shares of common stock in satisfaction of $24,000 principal. The $24,000 excess of the $48,000 fair value of the 4,000,000 shares over the $24,000 liability reduction was charged to loss on conversion of debt in the year ended December 31, 2020.

On December 29, 2020, the Company issued a noteholder 1,769,447 shares of common stock in satisfaction of $16,000 principal, $494 interest and $1,200 in fees. The $23,357 excess of the $41,051 fair value of the 1,769,447 shares over the $17,694 liability reduction was charged to loss on conversion of debt in the year ended December 31, 2020.

On December 30, 2020, the Company issued May Davis Partners Acquisition Company, LLC 10,000,000 shares of its common stock as per the terms of the Services Settlement Agreement entered into between the Company and MD Global Partners, LLC dated November 27, 2020. The $163,000 fair value of the 10,000,000 shares at November 27, 2020 was charged to professional and consulting fees in the year ended December 31, 2020.

The number of common shares authorized with a par value of $0.0001 per share at December 31, 2021 and 2020 is 500,000,000 and 250,000,000, respectively. At December 31, 2021 and 2020, there are 247,015,579 and 129,836,060 shares of common stock issued and outstanding, respectively.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020

NOTE J - CAPITAL STOCK (continued)

Warrants and options

A summary of warrants and options activity follows:

	Shares Equivalent
	Options	Warrants	Total
Balance, December 31, 2019	-	6,290,431	6,290,431
Warrants issued on March 12, 2020	-	262,500	262,500
Warrants expired on June 20, 2020	-	(5,000,000)	(5,000,000)
Cashless exercise of warrants on August 19, 2020	-	(262,500)	(262,500)
Warrants expired in October 2020 and November 2020	-	(1,210,431)	(1,210,431)
Balance, December 31, 2020	-	80,000	80,000
Warrants expired on February 19, 2021	-	(30,000)	(30,000)
Warrants expired on March 16, 2021	-	(50,000)	(50,000)
Warrant issued on July 2, 2021 (i)	-	5,000,000	5,000,000
Cashless exercise of warrant on September 21, 2021	-	(5,000,000)	(5,000,000)
Two warrants issued on October 14, 2021 (ii)	-	133,333,334	133,333,334
Balance, December 31, 2021	-	133,333,334	133,333,334

(i)	On July 2, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with Labrys Fund, LP (“Labrys”) and issued Labrys a Promissory Note (the “Note”) in the amount of One Hundred Thousand and NO/100 Dollars ($100,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (July 2, 2022) at the option of the holder at the Conversion Price that shall equal $0.015. If at any time the Conversion Price as determined hereunder for any conversion would be less than the par value of the Common Stock, then at the sole discretion of the Holder, the Conversion Price hereunder may equal such par value for such conversion and the Conversion Amount for such conversion may be increased to include Additional Principal, where “Additional Principal” means such additional amount to be added to the Conversion Amount to the extent necessary to cause the number of conversion shares issuable upon such conversion to equal the same number of conversion shares as would have been issued had the Conversion Price not been adjusted by the Holder to the par value price. The Conversion Price is subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events. Holder shall be entitled to deduct $1,750.00 from the conversion amount in each Notice of Conversion to cover Holder’s fees associated with each Notice of Conversion. The Note has a term of one (1) year and bears interest at 12% annually. The transaction closed on July 2, 2021. As part and parcel of the foregoing transaction, Labrys was issued a warrant granting the holder the right to purchase up to 5,000,000 shares of the Company’s common stock at an exercise price of $0.02 for a term of 5-years. On September 21, 2021, the Company issued Labrys 4,512,497 shares of common stock as a cashless exercise of the warrant.

(ii)	On October 14, 2021, the Company (the “Borrower”) entered into a Note Purchase Agreement (“NPA”) with each of BHP Capital NY Inc. and Quick Capital, LLC (together, the “Investors”) and issued each of the Investors a Secured Convertible Promissory Note (the “Note”) in the amount of Six Hundred Sixty-Six Thousand Six Hundred Sixty-Seven and NO/100 Dollars ($666,667). The Notes are convertible, in whole or in part, at any time and from time to time before maturity (October 14, 2022) at the option of the holder at the Fixed Conversion Price that shall be the lesser of: (a) $0.01 or (b) 70% multiplied by the Market Price (as defined herein) (representing a discount rate of 30%) (the “Fixed Conversion Price”). “Market Price” means the average of the two lowest Closing Prices (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date “Trading Day” shall mean any day on which the Common Stock is tradable for any period on the OTCBB, OTCQB or on the principal securities exchange or other securities market on which the Common Stock is then being quoted or traded. To the extent the Conversion Price of the Borrower’s Common Stock closes below the par value per share, the Borrower will take all steps necessary to solicit the consent of the stockholders to reduce the par value of the Common Stock to the lowest value possible under law. The Borrower agrees to honor all conversions submitted pending this adjustment. If the shares of the Borrower’s Common Stock have not been delivered within three (3) business days to the Holder, the Notice of Conversion may be rescinded by the Holder. If the Trading Price cannot be calculated for such security on such date in the manner provided above, the Trading Price shall be the fair market value as mutually determined by the Borrower and the Holder for which the calculation of the Trading Price is required in order to determine the Conversion Price of such Notes. If at any time the Conversion Price as determined hereunder for any conversion would be less than the par value of the Common Stock, then at the sole discretion of the Holder, the Conversion Price hereunder may equal such par value for such conversion and the Conversion Amount for such conversion may be increased to include Additional Principal, where “Additional Principal” means such additional amount to be added to the Conversion Amount to the extent necessary to cause the number of conversion shares issuable upon such conversion to equal the same number of conversion shares as would have been issued had the Conversion Price not been adjusted by the Holder to the par value price. The Notes have a term of one (1) year and bear interest at 10% annually. As part and parcel of the foregoing transaction, each of the Investors was issued 2,298,852 shares of common stock as Commitment shares and a warrant (the “Warrant”) granting the holder the right to purchase up to 66,666,667 shares of the Company’s common stock at an exercise price of $0.015 for a term of 5-years. The Company agreed to file an initial registration statement on Form S-1 covering the maximum number of registrable securities within 14 days of the execution of the NPA. The Registration Statement on Form S-1 was filed with the Securities and Exchange Commission on October 28, 2021 and declared effective on November 10, 2021. The transaction closed on October 19, 2021.

The following table summarizes information about warrants outstanding as of December 31, 2021:

Number Outstanding
At December 31, 2021	Exercise Price	Expiration Date

133,333,334	$0.015	October 14, 2026
133,333,334

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020